CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Brookfield Business Partners	Capital	Retained earnings	Ownership changes	Accumulated other comprehensive income (loss)		Non-controlling interests
Beginning balance at Dec. 31, 2019		$ 3,165	$ 1,397	$ 1,880	$ (508)	$ 439	$ (414)	[1]	$ 1,768
Net income (loss)		(127)	(164)		(164)				37
Other comprehensive income (loss)		(221)	(41)				(41)	[1]	(180)
Comprehensive income (loss)		(348)	(205)		(164)		(41)	[1]	(143)
Contributions		199	87	87					112
Distributions		(351)	(94)		(94)				(257)
Ownership changes	[2]	41	42		36	6			(1)
Ending balance at Dec. 31, 2020		2,706	1,227	1,967	(730)	445	(455)	[1]	1,479
Net income (loss)		93	36		36				57
Other comprehensive income (loss)		203	47				47	[3]	156
Comprehensive income (loss)		296	83		36		47	[3]	213
Contributions		62	52	52					10
Distributions		(68)	(18)		(18)				(50)
Ownership changes		0
Reorganization	[4]	(1,860)	(1,860)	(1,860)
Ending balance at Dec. 31, 2021		1,136	(516)	159	(712)	445	(408)	[3]	1,652
Net income (loss)		1,076	911		911				165
Other comprehensive income (loss)		217	73				73	[3]	144
Comprehensive income (loss)		1,293	984		911		73	[3]	309
Contributions		439	7	7					432
Distributions		(1,259)	(81)		(81)				(1,178)
Ownership changes		593	(35)			(35)			628
Acquisition of interest		1,869							1,869
Special distribution				571		(571)
Ending balance at Dec. 31, 2022		$ 4,071	$ 359	$ 737	$ 118	$ (161)	$ (335)	[3]	$ 3,712

[1]	See Note 20 for additional information.
[2]	Includes gains or losses on changes in ownership interests of subsidiaries.
[3]	See Note 20 for additional information.
[4]	See Note 1 for additional information.